Significant Accounting Policies - Schedule of Activity in Allowance for Credit Losses Related to Accounts and Notes Receivable and Other Receivables from Related Parties (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Financing Receivable Allowance For Credit Losses [Line Items]
Balance	¥ 2,006
Expected credit loss	5,015
Reversals	(531)
Balance	9,316
ASU No. 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Balance	2,826
ASU No. 2016-13 | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable Allowance For Credit Losses [Line Items]
Balance	¥ 4,832